INCOME TAXES - Schedule of Effective Income Tax Expense Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Irish Statutory tax rate	12.50%
Expense (benefit) computed at the Irish statutory rate of 12.5%	$ 25,741	$ 16,987	$ (2,681)
Foreign income taxed at different rates	26,471	3,057	3,567
Effective income tax rate reconciliation, foreign currency remeasurement effects	(7,632)	(2,564)	1,158
Change in valuation allowances	(15,366)	5,183	966
Expenses not deductible for income tax purposes	3,393	2,669	4,497
Income not taxable	(1,962)	(4,238)	(188)
Interest expense not deductible for income tax purposes	0	1,659	0
Changes in unrecognized tax benefits, net of indirect effects	(2,349)	(37,763)	(18,264)
Recognition of deferred tax assets in respect of prior periods	0	(4,523)	0
Changes in estimates made in respect of prior periods	15,307	(6,054)	(63)
Other items	(12)	(16)	28
Total	$ 43,591	$ (25,603)	$ (10,980)